UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑03235
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FMI Common Stock Fund, Inc.
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(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
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(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI 53202
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(Name and address of agent for service)

414‑226‑4555
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: JUNE 30, 2009
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Item 1. Schedule of Investments.

FMI Common Stock Fund, Inc.
SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)

Shares or Principal Amount	Value

COMMON STOCKS‑93.3% (A)
COMMERCIAL SERVICES SECTOR‑9.0%
Advertising/Marketing Services‑2.0%
1,306,000	Harte‑Hanks, Inc.	$12,080,500

Miscellaneous Commercial Services‑2.8%
512,000	Cintas Corp.	11,694,080
342,800	Gartner, Inc.*	5,231,128
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		16,925,208
Personnel Services‑4.2%
687,200	AMN Healthcare Services, Inc.*	4,384,336
1,014,000	Korn/Ferry International*	10,788,960
1,405,000	MPS Group, Inc.*	10,734,200
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		25,907,496
CONSUMER SERVICES SECTOR‑2.6%
Publishing: Books/Magazines‑2.6%
609,000	Meredith Corp.	15,559,950

DISTRIBUTION SERVICES SECTOR‑11.1%
Electronics Distributors‑5.6%
981,000	Arrow Electronics, Inc.*	20,836,440
543,000	ScanSource, Inc.*	13,314,360
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		34,150,800
Medical Distributors‑3.0%
829,000	Patterson Companies Inc.*	17,989,300

Wholesale Distributors‑2.5%
548,000	Beacon Roofing Supply, Inc.*	7,924,080
218,000	United Stationers Inc.*	7,603,840
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		15,527,920
ELECTRONIC TECHNOLOGY SECTOR‑2.1%
Computer Peripherals‑1.0%
257,000	Zebra Technologies Corp.*	6,080,620

Electronic Production Equipment‑1.1%
422,000	ATMI, Inc.*	6,553,660

ENERGY MINERALS SECTOR‑2.8%
Oil & Gas Production‑2.8%
818,000	St. Mary Land & Exploration Co.	17,071,660

FINANCE SECTOR‑10.6%
Insurance Brokers/Services‑2.6%
752,000	Arthur J. Gallagher & Co.	16,047,680

Investment Managers‑3.2%
331,000	Affiliated Managers Group, Inc.*	19,260,890

Life/Health Insurance‑1.6%
849,000	Protective Life Corp.	9,712,560

Property/Casualty Insurance‑2.4%
1,472,000	Old Republic International Corp.	14,499,200

Regional Banks‑0.8%
420,000	Associated Banc‑Corp	5,250,000

HEALTH SERVICES SECTOR‑3.0%
Health Industry Services‑3.0%
376,000	Covance Inc.*	18,499,200

HEALTH TECHNOLOGY SECTOR‑4.8%
Medical Specialties‑4.8%
286,000	Beckman Coulter, Inc.	16,342,040
81,000	Bio‑Rad Laboratories, Inc.*	6,113,880
188,000	West Pharmaceutical Services, Inc.	6,551,800
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		29,007,720

INDUSTRIAL SERVICES SECTOR‑5.7%
Environmental Services‑1.1%
258,000	Waste Connections, Inc.*	6,684,780

Oilfield Services/Equipment‑4.6%
478,000	Bristow Group, Inc.*	14,163,140
531,000	Dresser‑Rand Group, Inc.*	13,859,100
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		28,022,240

PROCESS INDUSTRIES SECTOR‑10.1%
Chemicals: Specialty‑2.1%
251,000	Sigma‑Aldrich Corp.	12,439,560

Containers/Packaging‑4.8%
470,000	AptarGroup, Inc.	15,871,900
537,000	Bemis Company, Inc.	13,532,400
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		29,404,300

Industrial Specialties‑3.2%
334,000	Cabot Microelectronics Corp.*	9,448,860
446,000	Valspar Corp.	10,048,380
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		19,497,240

PRODUCER MANUFACTURING SECTOR‑13.5%
Building Products‑1.7%
209,000	Watsco, Inc.	10,226,370

Electrical Products‑2.5%
1,047,000	Molex Inc. Cl A	15,055,860

Industrial Machinery‑5.6%
373,000	Graco Inc.	8,213,460
609,000	Rockwell Automation, Inc.	19,561,080
315,000	Rofin‑Sinar Technologies, Inc.*	6,303,150
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		34,077,690

Miscellaneous Manufacturing‑2.1%
524,000	Carlisle Companies Inc.	12,596,960

Office Equipment/Supplies‑1.6%
552,000	HNI Corp.	9,969,120

RETAIL TRADE SECTOR‑7.8%
Discount Stores‑1.5%
322,000	Family Dollar Stores, Inc.	9,112,600

Food Retail‑1.7%
817,000	Winn‑Dixie Stores, Inc.*	10,245,180

Specialty Stores‑4.6%
465,000	Group 1 Automotive, Inc.	12,099,300
733,000	PetSmart, Inc.	15,730,180
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		27,829,480

TECHNOLOGY SERVICES SECTOR‑5.8%
Data Processing Services‑2.0%
338,000	DST Systems, Inc.*	12,489,100

Information Technology Services‑3.8%
855,000	Jack Henry & Associates, Inc.	17,741,250
372,000	Perot Systems Corp.*	5,330,760
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		23,072,010
TRANSPORTATION SECTOR‑4.4%
Marine Shipping‑1.5%
279,000	Kirby Corp.*	8,869,410

Trucking‑2.9%
578,000	J.B. Hunt Transport Services, Inc.	17,646,340

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	Total common stocks
	(Cost $570,640,944)	567,362,604

SHORT‑TERM INVESTMENTS‑6.7% (A)
Commercial Paper‑6.7%
$25,900,000	U.S. Bancorp, 0.12%, due 7/01/09	25,900,000
15,000,000	General Electric Capital Corp., 0.05%,
	due 7/06/09	14,999,896
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	Total commercial paper
	(Cost $40,899,896)	40,899,896
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	Total short‑term investments
	(Cost $40,899,896)	40,899,896
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	Total investments‑100.0%
	(Cost $611,540,840)	608,262,500

	Liabilities, less cash and
	receivables‑(0.0%) (A)	(147,831)
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	TOTAL NET ASSETS‑100.0%	$608,114,669
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*	Non‑income producing security.
(A)	Percentages for the various classifications relate to net assets.

As of June 30, 2009, investment cost for federal tax purposes was $624,068,086 and the tax components of unrealized appreciation/depreciation was as follows:

Aggregate gross unrealized appreciation	$62,862,751
Aggregate gross unrealized depreciation	(78,668,337)
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Net unrealized depreciation	$ (15,805,586)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FMI Common Stock Fund, Inc.
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By (Signature and Title) /s/ Ted D. Kellner
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Ted D. Kellner, President
Date 8/25/09
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ted D. Kellner
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Ted D. Kellner, President
Date 8/25/09
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By (Signature and Title)	/s/ Ted D. Kellner
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Ted D. Kellner, Treasurer
Date 8/25/09
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